Product and Geographic Information (Revenue from External Customers by Products and Services) (Details) $ in Millions		3 Months Ended								12 Months Ended
	Jan. 13, 2016 catergory	Jan. 02, 2016 USD ($)	Oct. 03, 2015 USD ($)	Jul. 04, 2015 USD ($)	Apr. 04, 2015 USD ($)	Jan. 03, 2015 USD ($)	Sep. 27, 2014 USD ($)	Jun. 28, 2014 USD ($)	Mar. 29, 2014 USD ($)	Jan. 02, 2016 USD ($) catergory	Jan. 03, 2015 USD ($)	Dec. 28, 2013 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of principal product categories | catergory										7
Net sales		$ 1,447	$ 1,339	$ 1,410	$ 1,345	$ 1,439	$ 1,372	$ 1,448	$ 1,363	$ 5,541	$ 5,622	$ 5,501
Subsequent Event [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of principal product categories | catergory	5
ICD Systems [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales										1,582	1,746	1,741
Atrial Fibrillation Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales										1,096	1,044	957
Pacemaker Systems [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales										941	1,047	1,042
Vascular Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales										716	709	704
Structural Heart Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales										595	639	631
Neuromodulation Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales										475	437	426
Thoratec Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales										$ 136	$ 0	$ 0